American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
August 31, 2020

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.1%
Alabama — 1.1%
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,332,900
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	5,000,000	5,537,950
		7,870,850
Alaska — 0.3%
Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46	2,500,000	2,512,400
Arizona — 6.7%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,065,000	2,188,508
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada), 5.00%, 7/15/49(1)	1,675,000	1,742,888
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,150,320
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)	7,000,000	6,926,570
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	5,377,350
Arizona Industrial Development Authority Rev., (Phoenix Children's Hospital Obligated Group), 4.00%, 2/1/50	535,000	609,408
Arizona Industrial Development Authority Rev., (Phoenix Children's Hospital), VRDN, 0.03%, 9/1/20 (LOC: Bank of America N.A.)	500,000	500,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,500,944
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,064,540
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	852,860
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,569,915
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,569,240
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,243,960
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	523,890
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/48(1)	1,000,000	1,025,560
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/53(1)	1,000,000	1,024,670
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.00%, 7/1/54(1)	1,000,000	1,020,150
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/35	500,000	544,000
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/45	1,000,000	1,071,290
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,082,660
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	1,325,000	1,328,935
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	1,325,000	1,327,809
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	2,450,000	2,611,847
Maricopa County Industrial Development Authority Rev., (Paragon Management, Inc.), 5.00%, 7/1/47(1)	1,000,000	1,053,620
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	179,000	179,084
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	131,000	131,014
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	1,000,000	1,011,780
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	800,000	833,144
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	4,500,000	4,638,915
		48,704,871
California — 2.4%
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	380,000	427,276
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	250,000	295,453
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	8,000,000	1,301,360
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(2)	1,000,000	179,020

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	550,885
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	545,925
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	1,084,930
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	567,855
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	500,000	568,190
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	1,036,570
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(2)	5,000,000	1,055,650
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), 5.00%, 7/1/61(3)	2,665,000	2,700,711
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, (University of California Hastings College of the Law), 0.00%, 7/1/61(1)(3)	7,660,000	2,888,892
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,601,955
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(2)	3,500,000	978,110
Sunnyvale Special Tax, 7.75%, 8/1/32	1,500,000	1,505,430
		17,288,212
Colorado — 3.2%
Belleview Station Metropolitan District No. 2 GO, 5.00%, 12/1/36	1,000,000	1,017,390
Belleview Station Metropolitan District No. 2 GO, 5.125%, 12/1/46	2,000,000	2,028,400
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	510,000	520,919
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	545,312
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,249,866
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,032,880
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	1,018,080
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	516,140
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,372,715
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	1,900,000	1,952,763
E-470 Public Highway Authority Rev., 5.00%, 9/1/26	1,250,000	1,560,625
Gardens on Havana Metropolitan District No. 3 Rev., 3.625%, 12/1/21	500,000	502,780
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,283,137
One Horse Business Improvement District Rev., 6.00%, 6/1/24	750,000	751,073
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,000,000	1,001,970
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	534,120
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,051,390
Vauxmont Metropolitan District GO, 5.00%, 12/1/50 (AGM)(3)	1,500,000	1,815,735
Village Metropolitan District GO, 5.00%, 12/1/49(3)	2,400,000	2,468,232
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	313,608
		23,537,135
Connecticut — 0.9%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	3,750,000	3,978,112
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 3.25%, 1/1/27(1)	750,000	755,010
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(1)	2,000,000	2,106,400
		6,839,522
Delaware — 0.4%
Town of Millsboro Special Tax, 5.25%, 7/1/48(1)	3,000,000	3,053,730
District of Columbia — 0.7%
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(2)	15,000,000	1,922,400
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/44	3,000,000	3,316,740
		5,239,140
Florida — 7.2%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.25%, 11/15/24	2,155,000	2,159,073

Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	264,555
Capital Trust Agency, Inc. Rev., (Franklin Academy - Cooper City Campus), 5.00%, 12/15/50(1)	1,000,000	1,052,150
Capital Trust Agency, Inc. Rev., (Franklin Academy - Cooper City Campus), 5.00%, 12/15/55(1)	1,005,000	1,054,727
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	720,000	743,839
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(1)	1,905,000	1,977,314
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	2,700,000	2,967,651
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	2,300,000	2,521,835
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/50(1)	2,200,000	2,328,194
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	830,728
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	879,495
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,146,390
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,429,912
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	1,016,814
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,191,200
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	3,150,000	3,491,586
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 3.75%, 11/15/25	2,000,000	1,869,160
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	3,000,000	2,829,060
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 5.75%, 11/15/54	2,000,000	1,846,100
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,409,804
Tampa Water & Wastewater System Rev., 5.00%, 10/1/50	4,800,000	6,323,568
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,691,175
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	420,000	462,248
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,940,000	2,025,302
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50(1)	2,710,000	2,900,052
Village Community Development District No. 13 Special Assessment, 3.70%, 5/1/50	2,000,000	2,046,140
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	2,044,037
		52,502,109
Georgia — 3.0%
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36	5,000,000	6,373,700
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.00%, 10/1/29	1,285,000	1,322,895
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.125%, 10/1/39	2,000,000	2,012,180
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	3,982,080
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	4,300,000	5,011,220
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(1)	1,500,000	1,565,355
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(1)	1,500,000	1,570,815
		21,838,245
Guam — 0.1%
Guam Government Department of Education COP, 6.625%, 12/1/30	1,000,000	1,008,180
Idaho — 0.5%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,427,482
Illinois — 9.3%
Chicago GO, 5.00%, 1/1/27	1,265,000	1,434,447
Chicago GO, 5.00%, 1/1/28	2,000,000	2,279,520
Chicago GO, 5.00%, 1/1/29	2,000,000	2,300,440
Chicago GO, 5.625%, 1/1/29	2,500,000	2,907,925
Chicago GO, 5.50%, 1/1/39	2,000,000	2,173,180
Chicago GO, 5.00%, 1/1/40	2,500,000	2,515,450
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,889,392
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,719,650
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,182,060
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,399,386

Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,821,741
Illinois Finance Authority Rev., 5.00%, 11/1/49	1,150,000	1,199,749
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,698,008
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,776,990
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,149,300
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/50	2,000,000	2,045,780
Illinois Finance Authority Rev., (Westminster Village, Inc. Obligated Group), 5.50%, 5/1/53	2,500,000	2,521,550
Northern Illinois University Rev., 4.00%, 4/1/38 (BAM)	1,150,000	1,292,819
Northern Illinois University Rev., 4.00%, 4/1/41 (BAM)	750,000	835,253
State of Illinois GO, 5.00%, 10/1/25	3,000,000	3,359,340
State of Illinois GO, 5.00%, 12/1/25	3,000,000	3,366,960
State of Illinois GO, 5.00%, 2/1/26	1,000,000	1,124,270
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,429,150
State of Illinois GO, 5.00%, 10/1/33	900,000	1,012,023
State of Illinois GO, 5.00%, 3/1/36	2,100,000	2,156,175
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,057,200
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,144,960
State of Illinois GO, 5.50%, 5/1/39	985,000	1,151,918
State of Illinois GO, 5.75%, 5/1/45	2,400,000	2,819,712
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	2,015,440
		67,779,788
Iowa — 1.0%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	4,997,678
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 2.875%, 5/15/49	1,500,000	1,506,465
Iowa Tobacco Settlement Authority Rev., 5.625%, 6/1/46	1,000,000	1,014,740
		7,518,883
Kansas — 1.3%
Kansas Development Finance Authority Rev., (Village Shalom Obligated Group), 4.00%, 11/15/25	9,500,000	9,346,195
Wichita Rev., (K-96 Greenwich STAR Bond), 3.00%, 9/1/23	500,000	508,645
		9,854,840
Kentucky — 2.4%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,470,249
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	3,000,000	3,395,430
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	7,500,000	8,495,775
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	4,233,740
		17,595,194
Louisiana — 1.4%
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	1,650,000	1,748,208
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(1)	1,250,000	1,480,037
St. James Parish Rev., (NuStar Logistics LP), VRN, 5.85%, 8/1/41(1)	1,000,000	1,096,400
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.00%, 6/1/37	1,125,000	1,128,375
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.20%, 6/1/37	1,500,000	1,507,350
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.375%, 6/1/37	3,000,000	3,043,350
		10,003,720
Maryland — 1.7%
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,536,225
Brunswick Special Tax, 5.00%, 7/1/36	1,450,000	1,525,545
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,133,090
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,166,500
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,541,040
Prince George's County Tax Allocation, 5.25%, 7/1/48(1)	2,000,000	2,107,800
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 3.50%, 11/1/26	3,325,000	3,261,559
		12,271,759

Massachusetts — 0.2%
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/46(1)(3)	1,000,000	1,146,990
Michigan — 2.6%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,674,075
Flint Hospital Building Authority Rev., (Hurley Medical Center), 4.00%, 7/1/41	2,500,000	2,607,450
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,797,985
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/47	2,195,000	2,188,525
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	6,500,000	6,663,930
Michigan Tobacco Settlement Finance Authority Rev., (Michigan Finance Authority), 6.00%, 6/1/48	3,000,000	3,014,850
		18,946,815
Minnesota — 0.5%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	4,100,000	3,971,178
Mississippi — 0.3%
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/38	800,000	1,000,472
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/39	850,000	1,059,958
		2,060,430
Missouri — 3.1%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 2.875%, 2/1/34	2,000,000	1,991,880
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 6.00%, 2/1/41	1,250,000	1,268,063
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,220,725
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30	2,515,000	2,657,198
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37	1,000,000	1,027,190
Lees Summit Tax Allocation, 4.875%, 11/1/37(1)	3,500,000	3,288,950
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	5,346,500
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,619,440
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	1,024,760
		22,444,706
Nevada — 2.5%
Clark County Special Assessment, 5.00%, 8/1/30	1,370,000	1,453,735
Clark County Special Assessment, 5.00%, 8/1/32	355,000	373,922
Clark County Special Assessment, 5.00%, 8/1/35	650,000	682,006
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,087,185
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	640,000	649,235
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	985,000	1,039,362
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	850,000	852,703
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(1)	335,000	364,252
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(1)	1,000,000	1,058,040
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(1)	1,400,000	1,450,036
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	600,000	607,050
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	750,000	768,135
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	600,000	616,404
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	1,000,000	1,020,910
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	9,000,000	1,228,140
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	13,000,000	1,251,380

Sparks Rev., 2.75%, 6/15/28(1)	3,000,000	2,940,000
		18,442,495
New Jersey — 3.5%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,726,900
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	1,625,000	1,758,835
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	1,150,504
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	749,954
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,424,200
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/46	2,500,000	2,501,075
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,790,550
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,369,640
		25,471,658
New Mexico — 0.4%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	529,285
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	470,925
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,248,108
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.625%, 5/15/25	800,000	781,752
		3,030,070
New York — 9.9%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,571,175
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.25%, 11/1/34	750,000	794,737
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.50%, 11/1/44	1,000,000	1,053,420
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	677,969
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	534,175
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	1,055,540
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	1,052,520
Glen Cove Local Economic Assistance Corp. Rev., 5.00%, 1/1/56	1,500,000	1,548,330
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	2,600,000	2,715,336
Metropolitan Transportation Authority Rev., 5.25%, 11/15/55	5,000,000	5,628,300
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,796,650
New York City GO, 5.00%, 4/1/45	10,000,000	12,036,600
New York City GO, VRDN, 0.03%, 9/1/20 (SBBPA: Barclays Bank plc)	400,000	400,000
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,052,200
New York City Water & Sewer System Rev., 5.00%, 6/15/30	1,500,000	2,071,950
New York City Water & Sewer System Rev., 5.00%, 6/15/49	5,000,000	6,183,450
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,373,340
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,031,130
New York State Dormitory Authority Rev., 5.00%, 3/31/21	3,060,000	3,146,323
New York State Dormitory Authority Rev., 5.00%, 9/15/28, Prerefunded at 100% of Par(4)	5,000	6,808
New York State Dormitory Authority Rev., 5.00%, 3/15/48	9,995,000	12,272,860
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,208,290
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/45	6,260,000	7,642,083
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	339,962
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	668,070
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	483,623
		72,344,841
North Carolina — 1.2%
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26(3)	595,000	595,488
North Carolina Medical Care Commission Rev., (Maryfield, Inc.), 5.00%, 10/1/35	1,000,000	1,053,830
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	3,171,330
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49	1,500,000	1,592,235
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,538,655
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23	610,000	627,245
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/24	280,000	289,934
		8,868,717

Ohio — 5.7%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	18,000,000	19,800,000
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(2)	15,000,000	2,179,800
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,507,358
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,595,400
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	6,000,000	6,153,540
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,475,213
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,593,675
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	1,000,000	1,206,840
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,063,680
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.50%, 1/15/48 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,061,760
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	1,945,353
		41,582,619
Oregon — 0.7%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 3.25%, 11/15/25	2,000,000	2,019,040
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	265,667
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	1,060,790
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,597,680
		4,943,177
Pennsylvania — 5.9%
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,201,027
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.25%, 12/1/45	1,400,000	1,408,806
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.00%, 12/1/51	3,000,000	2,912,070
Chester County Industrial Development Authority Rev., (Renaissance Academy Charter School), 5.00%, 10/1/44	1,215,000	1,290,743
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	525,000	531,878
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	1,050,000	1,056,814
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,634,550
Dauphin County General Authority Rev., (Harrisburg University of Science & Technology), 5.125%, 10/15/41(1)	3,000,000	2,782,560
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,179,348
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 5.00%, 4/1/43	2,500,000	3,070,225
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,638,200
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	1,043,510
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,317,250
Pennsylvania GO, 5.00%, 7/15/29	7,000,000	9,303,070
Pennsylvania Economic Development Financing Authority Rev., (Covanta Holding Corp.), 3.25%, 8/1/39(1)	1,000,000	983,300
Philadelphia GO, 5.00%, 7/15/38	1,500,000	1,696,950
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,677,960
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	405,000	414,246
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	2,063,720
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,998,000
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	1,017,910
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,051,995
		43,274,132
Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,167,564
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,076,230
		3,243,794
South Carolina — 0.6%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,518,585

South Carolina Jobs-Economic Development Authority Rev., (South Carolina Episcopal Home at Still Hopes Obligated Group), 5.00%, 4/1/48	1,000,000	1,054,960
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	603,843
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	1,018,340
		4,195,728
Tennessee — 1.5%
Clarksville Public Building Authority Rev., VRDN, 0.05%, 9/1/20 (LOC: Bank of America N.A.)	1,400,000	1,400,000
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/49	2,000,000	2,453,420
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	500,000	524,940
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	5,500,000	6,291,725
		10,670,085
Texas — 8.4%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	700,000	704,347
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46	1,325,000	1,330,075
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,055,380
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,072,180
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	9,950,000	11,248,773
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/29	1,125,000	1,533,971
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/30	1,100,000	1,529,572
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,750,000	1,834,945
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(1)	2,500,000	2,648,550
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/31	1,615,000	1,569,586
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/48	1,850,000	1,673,306
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/24	1,385,000	1,419,182
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/25	1,505,000	1,546,568
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/26	1,000,000	1,027,680
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27	1,260,000	1,293,453
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/28	1,120,000	1,145,760
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/29	570,000	581,252
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/37	2,750,000	2,722,390
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/25	290,000	301,467
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26	390,000	406,630
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/31	1,300,000	1,335,516
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/36	1,000,000	1,007,140
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 4.00%, 11/15/26	2,000,000	2,055,240
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living), 3.25%, 11/15/22	50,000	50,055
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	2,059,613
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	1,028,460
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47	5,095,000	5,503,721
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 4.00%, 11/15/27(3)	5,000,000	5,003,950
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 7.00%, 6/30/40	3,000,000	3,014,490

Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners Segments 3 LLC), 5.00%, 6/30/58	2,000,000	2,348,800
		61,052,052
Virginia — 2.5%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	1,015,930
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,441,875
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,757,297
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/37	765,000	807,741
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/47	2,200,000	2,282,390
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	980,000	961,008
Mosaic District Community Development Authority Tax Allocation, 6.875%, 3/1/36	1,000,000	1,015,500
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	2,087,640
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,342,857
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,282,409
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	1,004,950
Virginia Small Business Financing Authority Rev., (Covanta Holding Corp.), VRN, 5.00%, 1/1/48(1)	1,000,000	1,037,580
		18,037,177
Washington — 2.3%
Energy Northwest Electric Rev., (Bonneville Power Administration), 5.00%, 7/1/31	7,610,000	10,451,726
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	795,000	810,916
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 3.125%, 7/1/23(1)	445,000	438,757
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	847,189
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	1,905,966
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,145,760
		16,600,314
West Virginia — 0.2%
Monongalia County Commission Special District Rev., 5.50%, 6/1/37(1)	1,050,000	1,099,864
Monongalia County Commission Special District Rev., 5.75%, 6/1/43(1)	500,000	524,710
		1,624,574
Wisconsin — 2.1%
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	1,066,710
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,692,148
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/50 (AGM)	700,000	758,233
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/55 (AGM)	1,000,000	1,079,540
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/59 (AGM)	1,350,000	1,457,217
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	529,896
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	462,503
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	2,000,000	2,063,720
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	1,000,000	1,056,870
Public Finance Authority Rev., (Southminster, Inc.), 5.00%, 10/1/48(1)	2,750,000	2,793,725
Wisconsin Health & Educational Facilities Authority Rev., (State Camillus Health System Obligated Group), 5.00%, 11/1/54	2,000,000	2,066,700
		15,027,262
TOTAL MUNICIPAL SECURITIES (Cost $690,167,525)		715,824,874
EXCHANGE-TRADED FUNDS — 1.7%
VanEck Vectors High-Yield Municipal Index ETF (Cost $11,778,549)	203,700	12,258,666

AFFILIATED FUNDS(5) — 1.4%
American Century Diversified Municipal Bond ETF (Cost $10,134,293)	196,300	10,533,458
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $712,080,367)		738,616,998
OTHER ASSETS AND LIABILITIES — (1.2)%		(8,870,828)
TOTAL NET ASSETS — 100.0%		$729,746,170

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $141,134,954, which represented 19.3% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	715,824,874	—
Exchange-Traded Funds	12,258,666	—	—
Affiliated Funds	10,533,458	—	—
	22,792,124	715,824,874	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended August 31, 2020 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	$10,202	—	—	$331	$10,533	196	—	$58
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.